Expense Example - AMG Beutel Goodman Core Plus Bond Fund	May 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	877
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	635
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 574